Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 9,242,809	$ 17,507,157	$ 22,954,571
Cash held in escrow			70,000,000
Accounts receivable	647,143	1,334,923	3,117,474
Inventory	258,742	398,556	196,723
Prepaid expenses and other assets	591,236	802,366	505,340
Total current assets	10,739,930	20,043,002	96,774,108
Non-current assets
Restricted cash	439,736	478,260	449,760
Property, plant and equipment	813,628	1,685,181	1,585,635
Total non-current assets	1,253,364	2,163,441	2,035,395
Total assets	11,993,294	22,206,443	98,809,503
Current liabilities
Accounts payable and accrued liabilities	6,852,539	1,844,955	2,490,943
Damages provision			111,781,096
Convertible Note	1,423,224	4,261,597
Derivative liability from financing		19,997,345
Total current liabilities	8,275,763	26,103,897	114,272,039
Non-Current Liabilities
Convertible Note	13,194,112	15,745,962
Derivative liability from financing	190,303	16,831,685
Total non-current liabilities	13,384,415	32,577,647
Total liabilities	21,660,178	58,681,544	114,272,039
Equity
Share capital	304,460,533	171,803,816	168,712,673
Contributed surplus	26,260,806	23,056,846	22,301,437
Accumulated other comprehensive loss	(7,653,028)	(6,643,436)	(4,693,040)
Deficit	(332,735,195)	(224,692,327)	(201,783,606)
Total equity	(9,666,884)	(36,475,101)	(15,462,536)
Total liabilities and equity	$ 11,993,294	$ 22,206,443	$ 98,809,503